UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     November 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $97,873 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109     2582    40313 SH       SOLE                        0    40313        0
AMAZON COM INC                 COM              023135106     1786     8258 SH       SOLE                        0     8258        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     1886    55478 SH       SOLE                        0    55478        0
APPLE INC                      COM              037833100    10183    26705 SH       SOLE                        0    26705        0
BAIDU INC                      SPON ADR REP A   056752108     1318    12324 SH       SOLE                        0    12324        0
BJS RESTAURANTS INC            COM              09180C106     4220    95670 SH       SOLE                        0    95670        0
BRISTOL MYERS SQUIBB CO        COM              110122108      208     6640 SH       SOLE                        0     6640        0
BROADCOM CORP                  CL A             111320107     3279    98490 SH       SOLE                        0    98490        0
CAVIUM NETWORKS INC C          COMMON           14965A101     3224   119380 SH       SOLE                        0   119380        0
CELGENE CORP                   COM              151020104     3275    52904 SH       SOLE                        0    52904        0
CISCO SYS INC                  COM              17275R102     1328    85707 SH       SOLE                        0    85707        0
CLEAN ENERGY FUELS CORP        COM              184499101     1330   119570 SH       SOLE                        0   119570        0
COACH INC                      COM              189754104     3513    67782 SH       SOLE                        0    67782        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5788    92319 SH       SOLE                        0    92319        0
CREE INC                       COM              225447101      906    34884 SH       SOLE                        0    34884        0
FIRST SOLAR INC                COM              336433107      998    15784 SH       SOLE                        0    15784        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1865    61245 SH       SOLE                        0    61245        0
GILEAD SCIENCES INC            COM              375558103     2660    68546 SH       SOLE                        0    68546        0
GOOGLE INC                     CL A             38259P508     3372     6548 SH       SOLE                        0     6548        0
ILLUMINA INC                   COM              452327109     3761    91904 SH       SOLE                        0    91904        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     6695    18378 SH       SOLE                        0    18378        0
LULULEMON ATHLETICA INC        COM              550021109     6346   130339 SH       SOLE                        0   130339        0
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107     1626   107670 SH       SOLE                        0   107670        0
MIPS TECHNOLOGIES INC          COM              604567107      574   118540 SH       SOLE                        0   118540        0
NETAPP INC                     COM              64110D104     3288    96893 SH       SOLE                        0    96893        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2108    91784 SH       SOLE                        0    91784        0
NILE THERAPEUTICS              COMMON           654145101       29    47500 SH       SOLE                        0    47500        0
POWER INTEGRATIONS INC         COM              739276103     1839    60090 SH       SOLE                        0    60090        0
QUALCOMM INC                   COM              747525103     3084    63423 SH       SOLE                        0    63423        0
SOUTHWESTERN ENERGY CO         COM              845467109     1383    41487 SH       SOLE                        0    41487        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      688     6078 SH       SOLE                        0     6078        0
STARBUCKS CORP                 COM              855244109     2143    57463 SH       SOLE                        0    57463        0
SUNPOWER CORP                  COM CL A         867652109      230    28442 SH       SOLE                        0    28442        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     1810    48285 SH       SOLE                        0    48285        0
VERA BRADLEY INC               COM              92335C106     1585    43969 SH       SOLE                        0    43969        0
VMWARE INC                     CL A COM         928563402     5265    65496 SH       SOLE                        0    65496        0
ZUMIEZ INC                     COM              989817101     1698    96989 SH       SOLE                        0    96989        0